Convertible Notes Payable and Accrued Interest	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Convertible Notes Payable And Accrued Interest [Abstract]
CONVERTIBLE NOTES PAYABLE AND ACCRUED INTEREST

NOTE 4 – CONVERTIBLE NOTES PAYABLE AND ACCRUED INTEREST

Convertible notes payable and accrued interest thereon consist of:

	March 31,	December 31,
	2017	2016

Due to a director of OMAG, interest at 10% per annum, due on demand, convertible into Common Stock at a conversion price of $2.50 per Common Share:

Principal	$150,000	$150,000

Accrued Interest	97,466	93,768

Due to investors, interest at 15% per annum, due on demand, convertible into Common Stock at a conversion price of $2.50 per Common Share:

Principal	35,000	35,000

Accrued Interest	42,460	41,165

Due to investors, interest at 10% per annum, due on demand, convertible into Common Stock at a conversion price of $2.50 per Common Share:

Principal	50,000	50,000

Accrued Interest	19,253	18,021

Due to entity owned by two directors of OMAG, interest at 5% per annum, due on December 24, 2016, convertible into Common Stock at a conversion price of $0.75 per Common Share:

Principal	100,000	100,000

Accrued Interest	3,014	1,781

Due to an investor, interest at 5% per annum, due on April 13, 2017, convertible into Common Stock at a conversion price of $0.65 per Common Share:

Principal	50,000	50,000

Unamortized Debt Discount	(1,755)	(13,904)

Accrued Interest	1,158	541
Total	$546,596	$526,372

NOTE 3 – CONVERTIBLE NOTES PAYABLE AND ACCRUED INTEREST

Convertible notes payable and accrued interest thereon consist of:

	December 31,	December 31,
	2016	2015

Due to a director of Omagine, interest at 10% per annum, due on demand, convertible into Common Stock at a conversion price of $2.50 per Common Share:

Principal	$150,000	$150,000

Accrued Interest	93,768	78,727

Due to investors, interest at 15% per annum, due on demand, convertible into Common Stock at a conversion price of $2.50 per Common Share:

Principal	35,000	50,000

Accrued Interest	41,165	51,195

Due to investors, interest at 10% per annum, due on demand, convertible into Common Stock at a conversion price of $2.50 per Common Share:

Principal	50,000	50,000

Accrued Interest	18,021	18,007

Due to entity owned by two Directors of Omagine, interest at 5% per annum, due on December 24, 2016, convertible into Common Stock at a conversion price of $0.75 per Common Share:

Principal	100,000	-

Accrued Interest	1,781	-

Due to an investor, interest at 5% per annum, due on April 13, 2017, convertible into Common Stock at a conversion price of $0.65 per Common Share:

Principal	50,000	-

Unamortized Debt Discount	(13,904)

Accrued Interest	541	-
Total	$526,372	$397,929